PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11.  PROPERTY, PLANT AND EQUIPMENT

Changes in the net carrying amount of property, plant and equipment are as follows:

	Land,
	buildings and		Telecom		Projects
	leasehold	Furniture and	munication	Customer	under
	improvements	equipment	networks	equipment	development	Total

Cost

Balance as of December 31, 2017	$285.8	$631.7	$5,976.3	$828.3	$37.6	$7,759.7
Additions	11.4	36.1	293.8	94.1	77.8	513.2
Net change in additions financed with accounts payable	—	(0.1)	(11.8)	3.1	13.0	4.2
Reclassification	—	1.2	41.5	—	(46.7)	(4.0)
Reclassification to assets held for sale	(84.0)	—	—	—	—	(84.0)
Retirement, disposals and other[1]	1.6	(9.0)	(231.5)	(28.4)	—	(267.3)
Balance as of December 31, 2018	214.8	659.9	6,068.3	897.1	81.7	7,921.8
Additions	14.8	41.8	252.5	54.2	113.5	476.8
Net change in additions financed with accounts payable	—	0.1	(5.3)	(6.0)	(6.2)	(17.4)
Reclassification	2.8	12.8	88.8	72.5	(103.2)	73.7
Retirement, disposals and other[1]	—	(7.1)	(14.9)	(44.2)	—	(66.2)
Balance as of December 31, 2019	$232.4	$707.5	$6,389.4	$973.6	$85.8	$8,388.7

	Land,
	buildings and		Telecome-		Projects
	leasehold	Furniture and	munication	Customer	under
	improvement	equipment	networks	equipment	development	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2017	$77.5	$431.7	$3,373.4	$604.3	$—	$4,486.9
Depreciation	6.6	54.0	398.3	111.2	—	570.1
Reclassification to assets held for sale	(11.5)	—	—	—	—	(11.5)
Retirement, disposals and other[1]	4.0	(6.9)	(231.3)	(25.9)	—	(260.1)
Balance as of December 31, 2018	76.6	478.8	3,540.4	689.6	—	4,785.4
Depreciation	7.8	50.7	402.2	97.4	—	558.1
Retirement, disposals and other[1]	2.5	(4.5)	(10.6)	(42.3)	—	(54.9)
Balance as of December 31, 2019	$86.9	$525.0	$3,932.0	$744.7	$—	$5,288.6

Net carrying amount

As of December 31, 2018	$138.2	$181.1	$2,527.9	$207.5	$81.7	$3,136.4
As of December 31, 2019	$145.5	$182.5	$2,457.4	$228.9	$85.8	$3,100.1

[1]Includes also the net change in assets related to discontinued operations.

In 2017, the calculation of the depreciation of component of the Corporation’s telecommunication networks was changed in order to depreciate it over its useful life of 5 years, compared with 15 years previously. As a result, depreciation was increased by $21.0 million in 2017.